Intangible Assets - Navios Containers (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 09, 2017	Dec. 31, 2015
Favorable lease terms - Cost		$ 83,716	$ 83,716		$ 127,788
Favorable lease terms - Accumulated amortization		(75,636)	(64,764)		(72,449)
Additions - Accumulated Amortization		(10,872)	(15,861)
Favorable lease terms - Net Book Value		8,080	18,952		$ 55,339
Additions - Net Book Value		$ (10,872)	(15,861)
Accelerated amortization - Net Book Value			$ (20,526)
Navios Containers
Favorable lease terms - Cost	$ 0			$ 26,662
Navios Containers' deconsolidation - Cost	(26,662)
Favorable lease terms - Accumulated amortization	0
Additions - Accumulated Amortization	(5,564)
Navios Containers' deconsolidation - Accumulated Amortization	5,564
Favorable lease terms - Net Book Value	0			$ 26,662
Additions - Net Book Value	(5,564)
Navios Containers' deconsolidation - Net Book Value	$ (21,098)